Aristotle High Yield Bond Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

CORPORATE BONDS - 79.6%	Par	Value
Communications - 8.3%
Altice France SA, 8.13%, 02/01/2027 (a)	$200,000	$150,161
CCO Holdings LLC / CCO Holdings Capital Corp.
5.38%, 06/01/2029(a)	265,000	241,333
6.38%, 09/01/2029(a)	240,000	228,300
4.75%, 03/01/2030(a)	1,115,000	966,445
4.25%, 02/01/2031(a)	300,000	245,163
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027(a)	285,000	272,444
7.50%, 06/01/2029(a)	190,000	158,959
7.88%, 04/01/2030(a)	300,000	302,205
CSC Holdings LLC, 11.75%, 01/31/2029 (a)	850,000	725,457
DISH Network Corp., 11.75%, 11/15/2027 (a)	1,150,000	1,128,661
Frontier Communications Holdings LLC
5.88%, 10/15/2027(a)	125,000	122,161
5.00%, 05/01/2028(a)	425,000	400,826
8.63%, 03/15/2031(a)	200,000	206,238
Level 3 Financing, Inc.
4.88%, 06/15/2029(a)	400,000	230,021
10.50%, 05/15/2030(a)	282,000	280,707
4.00%, 04/15/2031(a)	425,000	224,188
Newfold Digital Holdings Group, Inc., 11.75%, 10/15/2028 (a)	250,000	259,350
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.25%, 01/15/2029 (a)	215,000	196,269
Univision Communications, Inc., 8.00%, 08/15/2028 (a)	775,000	756,503
Vmed O2 UK Financing I PLC, 4.75%, 07/15/2031 (a)	670,000	565,976
		7,661,367

Consumer Discretionary - 16.5%
1011778 BC ULC / New Red Finance, Inc.
3.50%, 02/15/2029(a)	665,000	604,291
6.13%, 06/15/2029(a)	175,000	175,763
4.00%, 10/15/2030(a)	600,000	528,564
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (a)	225,000	225,788
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/2028 (a)	350,000	319,254
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029 (a)	705,000	686,532
Boyd Gaming Corp., 4.75%, 06/15/2031 (a)	862,000	781,834
Caesars Entertainment, Inc., 4.63%, 10/15/2029 (a)	950,000	871,616
Cedar Fair LP, 5.25%, 07/15/2029	890,000	854,522
Churchill Downs, Inc., 6.75%, 05/01/2031 (a)	350,000	352,332
Empire Resorts, Inc., 7.75%, 11/01/2026 (a)	200,000	187,570
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
4.63%, 01/15/2029(a)	325,000	296,218
6.75%, 01/15/2030(a)	555,000	487,815
First Student Bidco, Inc. / First Transit Parent, Inc., 4.00%, 07/31/2029 (a)	485,000	437,443
Garda World Security Corp.
4.63%, 02/15/2027(a)	500,000	478,400
6.00%, 06/01/2029(a)	450,000	410,995
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc
5.00%, 06/01/2029(a)	90,000	83,988
4.88%, 07/01/2031(a)	220,000	194,909
6.63%, 01/15/2032(a)	275,000	276,470
Jacobs Entertainment, Inc., 6.75%, 02/15/2029 (a)	515,000	478,026
LGI Homes, Inc., 4.00%, 07/15/2029 (a)	575,000	500,035
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029 (a)	2,545,000	2,398,541
Marriott Ownership Resorts, Inc., 4.75%, 01/15/2028	490,000	462,838
Merlin Entertainments Group US Holdings, Inc., 7.38%, 02/15/2031 (a)	575,000	586,287
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/2029 (a)	475,000	449,148
Six Flags Entertainment Corp., 7.25%, 05/15/2031 (a)	350,000	356,590
Viking Cruises Ltd.
6.25%, 05/15/2025(a)	315,000	314,968
9.13%, 07/15/2031(a)	425,000	460,647
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029 (a)	50,000	48,946
Wand NewCo 3, Inc., 7.63%, 01/30/2032 (a)	334,275	345,519
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 7.13%, 02/15/2031 (a)	635,000	658,878
		15,314,727

Consumer Staples - 4.2%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 03/15/2029 (a)	1,450,000	1,305,496
Chobani LLC / Chobani Finance Corp., Inc., 4.63%, 11/15/2028 (a)	400,000	378,265
Fiesta Purchaser, Inc., 7.88%, 03/01/2031 (a)	390,000	403,329
Performance Food Group, Inc., 4.25%, 08/01/2029 (a)	610,000	555,730
Pilgrim's Pride Corp., 4.25%, 04/15/2031	625,000	569,225
Post Holdings, Inc., 4.63%, 04/15/2030 (a)	405,000	372,415
US Foods, Inc., 4.63%, 06/01/2030 (a)	285,000	264,961
		3,849,421

Energy - 12.4%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.38%, 06/15/2029(a)	835,000	809,989
6.63%, 02/01/2032(a)	25,000	25,241
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.88%, 06/30/2029 (a)	400,000	391,205
Civitas Resources, Inc., 8.63%, 11/01/2030 (a)	425,000	456,038
Comstock Resources, Inc., 6.75%, 03/01/2029 (a)	250,000	240,652
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 06/15/2031(a)	215,000	203,958
7.50%, 12/15/2033(a)	600,000	622,820
CrownRock LP / CrownRock Finance, Inc., 5.00%, 05/01/2029 (a)	419,000	415,884
Diamond Foreign Asset Co. / Diamond Finance LLC, 8.50%, 10/01/2030 (a)	525,000	551,541
Enerflex Ltd., 9.00%, 10/15/2027 (a)	1,200,000	1,219,285
Energy Transfer LP, 7.13% to 10/01/2029 then 5 yr. CMT Rate + 2.83%, 10/01/2054	375,000	370,204
EQM Midstream Partners LP
6.50%, 07/01/2027(a)	210,000	212,406
5.50%, 07/15/2028	150,000	147,813
4.50%, 01/15/2029(a)	300,000	283,338
4.75%, 01/15/2031(a)	250,000	233,918
Genesis Energy LP / Genesis Energy Finance Corp.
8.25%, 01/15/2029	25,000	25,829
7.88%, 05/15/2032	300,000	303,069
Permian Resources Operating LLC, 5.88%, 07/01/2029 (a)	400,000	394,125
Range Resources Corp., 4.75%, 02/15/2030 (a)	425,000	399,064
Sunoco LP, 7.25%, 05/01/2032 (a)	750,000	776,324
USA Compression Partners LP / USA Compression Finance Corp., 7.13%, 03/15/2029 (a)	575,000	579,849
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029(a)	125,000	113,923
6.25%, 01/15/2030(a)	25,000	25,388
4.13%, 08/15/2031(a)	125,000	112,253
3.88%, 11/01/2033(a)	175,000	149,276
Venture Global LNG, Inc.
8.13%, 06/01/2028(a)	325,000	335,077
9.50%, 02/01/2029(a)	500,000	547,861
8.38%, 06/01/2031(a)	100,000	103,798
9.88%, 02/01/2032(a)	1,360,000	1,481,108
		11,531,236

Financials - 4.1%
Acrisure LLC / Acrisure Finance, Inc., 7.50%, 11/06/2030 (a)	375,000	375,549
Boost Newco Borrower LLC, 7.50%, 01/15/2031 (a)	510,000	532,135
Howard Hughes Corp., 5.38%, 08/01/2028 (a)	740,000	704,034
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032 (a)	125,000	114,286
Iron Mountain, Inc.
4.88%, 09/15/2029(a)	405,000	381,961
4.50%, 02/15/2031(a)	75,000	67,763
OneMain Finance Corp.
3.88%, 09/15/2028	415,000	372,482
5.38%, 11/15/2029	195,000	183,032
Panther Escrow Issuer LLC, 7.13%, 06/01/2031 (a)	500,000	506,102
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 4.88%, 05/15/2029 (a)	575,000	539,745
		3,777,089

Health Care - 3.3%
Avantor Funding, Inc.
4.63%, 07/15/2028(a)	260,000	247,642
3.88%, 11/01/2029(a)	50,000	45,508
Charles River Laboratories International, Inc.
3.75%, 03/15/2029(a)	250,000	228,432
4.00%, 03/15/2031(a)	200,000	178,613
CHS/Community Health Systems, Inc.
5.63%, 03/15/2027(a)	225,000	209,725
4.75%, 02/15/2031(a)	180,000	141,693
10.88%, 01/15/2032(a)	200,000	208,407
Medline Borrower LP, 3.88%, 04/01/2029 (a)	750,000	691,249
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 04/01/2029 (a)	25,000	25,314
MPH Acquisition Holdings LLC
5.50%, 09/01/2028(a)	400,000	302,445
5.75%, 11/01/2028(a)	100,000	53,914
Star Parent, Inc., 9.00%, 10/01/2030 (a)	325,000	341,623
Tenet Healthcare Corp.
4.63%, 06/15/2028	75,000	71,390
4.25%, 06/01/2029	125,000	116,510
4.38%, 01/15/2030	190,000	176,272
		3,038,737

Industrials - 13.8%
Boeing Co., 6.39%, 05/01/2031 (a)	790,000	804,592
BWX Technologies, Inc., 4.13%, 04/15/2029 (a)	1,185,000	1,095,271
Chart Industries, Inc.
7.50%, 01/01/2030(a)	625,000	646,635
9.50%, 01/01/2031(a)	600,000	650,792
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.
6.63%, 12/15/2030(a)	435,000	438,938
6.75%, 07/15/2031(a)	25,000	25,328
GFL Environmental, Inc.
3.75%, 08/01/2025(a)	300,000	297,605
3.50%, 09/01/2028(a)	200,000	184,562
6.75%, 01/15/2031(a)	100,000	102,143
Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC, 9.00%, 02/15/2029 (a)	625,000	647,977
OT Merger Corp., 7.88%, 10/15/2029 (a)	1,215,000	553,997
Regal Rexnord Corp., 6.40%, 04/15/2033	950,000	972,598
Sensata Technologies BV, 4.00%, 04/15/2029 (a)	150,000	137,841
Sensata Technologies, Inc.
4.38%, 02/15/2030(a)	600,000	551,659
3.75%, 02/15/2031(a)	200,000	174,466
Spirit AeroSystems, Inc.
9.38%, 11/30/2029(a)	475,000	511,996
9.75%, 11/15/2030(a)	75,000	82,827
SPX FLOW, Inc., 8.75%, 04/01/2030 (a)	1,950,000	2,003,956
TK Elevator Holdco GmbH, 7.63%, 07/15/2028 (a)	680,000	675,524
TK Elevator US Newco, Inc., 5.25%, 07/15/2027 (a)	435,000	422,164
TransDigm, Inc.
5.50%, 11/15/2027	250,000	245,705
6.75%, 08/15/2028(a)	325,000	329,379
6.38%, 03/01/2029(a)	525,000	528,304
4.88%, 05/01/2029	190,000	178,168
6.88%, 12/15/2030(a)	175,000	178,797
7.13%, 12/01/2031(a)	275,000	283,697
6.63%, 03/01/2032(a)	100,000	101,131
		12,826,052

Materials - 8.3%
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029(a)	125,000	122,988
8.75%, 04/15/2030(a)	325,000	318,500
Graham Packaging Co., Inc., 7.13%, 08/15/2028 (a)	500,000	472,861
Herens Holdco Sarl, 4.75%, 05/15/2028 (a)	575,000	499,514
Iris Holding, Inc., 10.00%, 12/15/2028 (a)	220,000	187,691
LABL, Inc.
9.50%, 11/01/2028(a)	25,000	25,228
5.88%, 11/01/2028(a)	735,000	671,593
8.25%, 11/01/2029(a)	320,000	274,293
Mauser Packaging Solutions Holding Co.
9.25%, 04/15/2027(a)	1,115,000	1,117,087
7.88%, 04/15/2027(a)	75,000	76,593
Novelis Corp.
4.75%, 01/30/2030(a)	335,000	311,106
3.88%, 08/15/2031(a)	275,000	238,346
Olympus Water US Holding Corp., 7.25%, 06/15/2031 (a)	500,000	497,422
Perenti Finance Pty Ltd.
6.50%, 10/07/2025(a)	253,067	253,104
7.50%, 04/26/2029(a)	200,000	204,048
Sealed Air Corp., 6.88%, 07/15/2033 (a)	900,000	927,705
Sealed Air Corp./Sealed Air Corp. US
6.13%, 02/01/2028(a)	225,000	224,676
7.25%, 02/15/2031(a)	25,000	25,771
Standard Industries, Inc./NJ
4.75%, 01/15/2028(a)	515,000	490,513
4.38%, 07/15/2030(a)	145,000	131,131
3.38%, 01/15/2031(a)	375,000	316,358
Windsor Holdings III LLC, 8.50%, 06/15/2030 (a)	300,000	313,481
		7,700,009

Technology - 3.4%
Ciena Corp., 4.00%, 01/31/2030 (a)	720,000	651,507
CoreLogic, Inc., 4.50%, 05/01/2028 (a)	310,000	281,648
Entegris, Inc., 4.38%, 04/15/2028 (a)	390,000	368,369
EquipmentShare.com, Inc.
9.00%, 05/15/2028(a)	300,000	309,967
8.63%, 05/15/2032(a)	555,000	576,185
Open Text Corp., 3.88%, 12/01/2029 (a)	170,000	152,551
Open Text Holdings, Inc., 4.13%, 12/01/2031 (a)	440,000	387,620
Rackspace Finance LLC, 3.50%, 05/15/2028 (a)	185,500	79,997
UKG, Inc., 6.88%, 02/01/2031 (a)	330,000	334,369
		3,142,213

Utilities - 5.3%
Calpine Corp., 5.13%, 03/15/2028 (a)	590,000	567,874
NextEra Energy Capital Holdings, Inc., 6.70% to 09/01/2029 then 5 yr. CMT Rate + 2.36%, 09/01/2054	500,000	501,060
NextEra Energy Operating Partners LP, 7.25%, 01/15/2029 (a)	700,000	718,361
NRG Energy, Inc., 3.63%, 02/15/2031 (a)	750,000	643,760
PG&E Corp., 5.25%, 07/01/2030	640,000	611,703
Vistra Operations Co. LLC
5.50%, 09/01/2026(a)	170,000	167,765
5.00%, 07/31/2027(a)	325,000	314,612
4.38%, 05/01/2029(a)	1,125,000	1,048,277
7.75%, 10/15/2031(a)	100,000	104,218
6.88%, 04/15/2032(a)	250,000	253,984
		4,931,614
TOTAL CORPORATE BONDS (Cost $74,779,504)		73,772,465

BANK LOANS - 8.5%	Par	Value
Financials - 0.3%
Truist Insurance Holdings LLC, Senior Secured First Lien, 8.58% (1 mo. Term SOFR + 3.25%), 05/06/2031	250,000	250,848

Health Care - 0.5%
Gainwell Acquisition Corp., Senior Secured First Lien, 9.43% (3 mo. Term SOFR + 4.00%), 10/01/2027	492,347	477,985

Industrials - 3.5%
Engineered Machinery Holdings, Inc., Senior Secured Second Lien
12.07% (3 mo. Term SOFR + 6.50%), 05/21/2029	478,568	477,970
11.60% (3 mo. Term SOFR + 6.00%), 05/21/2029	400,000	399,752
Icebox Holdco III, Inc, Senior Secured Second Lien, 12.32% (3 mo. Term SOFR + 6.75%), 12/24/2029	500,000	507,500
Roper Industrial Products Investment Co., Senior Secured First Lien, 8.58% (1 mo. Term SOFR + 3.25%), 11/23/2029	493,775	496,348
SPX FLOW, Inc., Senior Secured First Lien, 8.83% (1 mo. Term SOFR + 3.50%), 04/05/2029	500,000	503,460
STS Operating, Inc., Senior Secured First Lien, 9.44% (1 mo. Term SOFR + 4.00%), 03/25/2031	400,617	401,869
TK Elevator US Newco, Inc., Senior Secured First Lien, 8.79% (1 mo. Term SOFR + 3.50%), 04/30/2030	498,750	501,944
		3,288,843

Materials - 1.6%
Iris Holding, Inc., Senior Secured First Lien
10.18% (3 mo. Term SOFR + 4.75%), 06/28/2028	328,299	310,243
10.18% (3 mo. Term SOFR + 4.75%), 06/28/2028	320,051	302,448
LABL, Inc., Senior Secured First Lien, 10.44% (1 mo. Term SOFR + 5.00%), 10/30/2028	350,000	346,171
Pregis TopCo LLC, Senior Secured First Lien, 9.34% (1 mo. Term SOFR + 4.00%), 07/31/2026	494,819	495,900
		1,454,762

Technology - 2.6%
Applied Systems, Inc., Senior Secured First Lien, 8.83% (1 mo. Term SOFR + 3.50%), 02/24/2031	497,494	501,762
Epicor Software Corp., Senior Secured First Lien
8.57% (1 mo. Term SOFR + 3.25%), 05/30/2031	52,504	52,788
8.57% (1 mo. Term SOFR + 3.25%), 05/30/2031	447,496	449,919
Peraton Corp., Senior Secured Second Lien, 13.18% (3 mo. Term SOFR + 7.75%), 02/01/2029	375,000	377,265
Polaris Newco LLC, Senior Secured First Lien, 9.59% (1 mo. Term SOFR + 4.00%), 06/05/2028	493,671	494,064
UKG, Inc., Senior Secured First Lien, 8.58% (1 mo. Term SOFR + 3.25%), 02/10/2031	497,403	499,847
		2,375,645
TOTAL BANK LOANS (Cost $7,830,344)		7,848,083

COLLATERALIZED LOAN OBLIGATIONS - 5.7%	Par	Value
Aimco CDO, Series 2019-10A, Class ERR, 10.98% (3 mo. Term SOFR + 5.65%), 07/22/2037 (a)	250,000	251,216
Benefit Street Partners CLO Ltd., Series 2018-16A, Class E, 12.28% (3 mo. Term SOFR + 6.96%), 01/17/2032 (a)	250,000	250,275
CarVal CLO, Series 2019-2A, Class E, 12.03% (3 mo. Term SOFR + 6.70%), 07/20/2032 (a)	525,000	519,914
Clover CLO, Series 2018-1A, Class ERR, 11.72% (3 mo. Term SOFR + 6.40%), 04/20/2037 (a)	250,000	252,421
Eaton Vance Management, Series 2020-1A, Class ER, 11.84% (3 mo. Term SOFR + 6.51%), 10/15/2034 (a)	500,000	503,333
Neuberger Berman CLO Ltd., Series 2018-30A, Class ER, 11.79% (3 mo. Term SOFR + 6.46%), 01/20/2031 (a)	750,000	753,536
Oak Hill Credit Partners, Series 2012-7A, Class ER3, 11.84% (3 mo. Term SOFR + 6.51%), 02/20/2034 (a)	250,000	252,205
OHA Loan Funding Ltd., Series 2016-1A, Class ER2, 11.04% (3 mo. Term SOFR + 5.70%), 07/20/2037 (a)	1,000,000	1,005,270
Rad CLO
Series 2018-2A, Class ER, 11.59% (3 mo. Term SOFR + 6.26%), 10/15/2031(a)	400,000	401,141
Series 2018-2A, Class F, 13.04% (3 mo. Term SOFR + 7.71%), 10/15/2031(a)	250,000	237,731
RR Ltd./Cayman Islands, Series 2020-8A, Class DR, 11.57% (3 mo. Term SOFR + 6.25%), 07/15/2037 (a)	500,000	502,026
Trimaran CAVU LLC, Series 2021-3A, Class E, 12.96% (3 mo. Term SOFR + 7.63%), 01/18/2035 (a)	370,000	373,589
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $5,247,589)		5,302,657

COMMON STOCKS - 0.3%	Shares	Value
Industrials - 0.3%
Chart Industries, Inc.(b)	1,583	228,490
TOTAL COMMON STOCKS (Cost $227,590)		228,490

TOTAL INVESTMENTS - 94.1% (Cost $88,085,027)		$87,151,695
Other Assets in Excess of Liabilities - 5.9%		5,495,277
TOTAL NET ASSETS - 100.0%		$92,646,972

Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury Rate
PLC - Public Limited Company
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $72,912,702 or 78.7% of the Fund’s net assets.

(b)	Non-income producing security.